Sale of Equipment Installment Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Changes In Other Assets [Abstract]
Finance Receivables
	2015	2014
Gross receivables sold	$7,436	$4,707
Net receivables sold[1]	6,704	4,126
Cash proceeds received	4,439	2,528
Deferred purchase price recorded	2,266	1,629
[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.